Investment in associate	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Investment in associate

9	Investment in associate

The Company holds a 30% interest in UEPC, a medical school located in the Federal District that offers higher education and post-graduate courses, both in person and long-distance learning. The Company’s interest in UEPC is accounted for using the equity method. The tables below summarize the financial information of the Company’s investment in UEPC:

	2024	2023

Current assets	38,122	29,004
Non-current assets	116,846	120,289
Current liabilities	(30,049)	(28,842)
Non-current liabilities	(87,388)	(91,613)
Equity	37,531	28,838
Company’s share in equity - 30%	11,259	8,651
Goodwill	43,183	43,183
Carrying amount of the investment	54,442	51,834

	2024	2023	2022

Revenue	156,984	148,042	138,584
Cost of services	(72,898)	(71,282)	(57,421)
Selling, general and administrative expenses	(37,456)	(37,205)	(34,991)
Net finance results	(4,946)	(6,123)	(4,103)
Income before income taxes	41,684	33,432	42,069
Income taxes expenses	(2,560)	(1,782)	(1,456)
Net income	39,124	31,650	40,613
Company’s share of income	11,737	9,495	12,184

	2024	2023	2022

Opening balance	51,834	53,907	48,477
Share of income	11,737	9,495	12,184
Dividends received	(7,501)	(9,900)	(6,754)
Dividends receivable (included in Other assets)	(1,628)	(1,668)	-
Closing balance	54,442	51,834	53,907

The Company tests the recoverability of the carrying amount of goodwill at least annually. As of December 31, 2024 and 2023, no impairment had to be recognized for this goodwill.